Disclosure of detailed information about continuity of the lease liabilities (Details) - USD ($)	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning balance	$ 388,834	$ 587,551
Held for sale - Eden Games		(18,456)
Interest expense	300	15,963
Payments	(6,690)	(141,077)
Effect of foreign exchange		(2,696)
Lease liabilities, ending balance	382,444	441,285
Acquired
Disposal of Eden Games
Equipments [member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning balance	11,874	24,048
Held for sale - Eden Games
Interest expense	300	701
Payments	(6,690)	(6,690)
Effect of foreign exchange
Lease liabilities, ending balance	5,484	18,059
Acquired
Disposal of Eden Games
Office lease [member]
IfrsStatementLineItems [Line Items]
Lease liabilities, beginning balance	376,960	563,503
Held for sale - Eden Games		(18,456)
Interest expense		15,262
Payments		(134,387)
Effect of foreign exchange		(2,696)
Lease liabilities, ending balance	376,960	$ 423,226
Acquired
Disposal of Eden Games